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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caledonia Investments plc
Address:  Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28-13011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Graeme P. Denison
Title:  Company Secretary
Phone:  44-20-7802-8080

Signature, Place, and Date of Signing:

/s/ Graeme P. Denison           London, England           October 19, 2011
---------------------           ---------------           ----------------
    [Signature]                   City, State                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                           0
                                                                   -----------

Form 13F Information Table Entry Total:                                     10
                                                                   -----------

Form 13F Information Table Value Total:                            $   124,609
                                                                   -----------
                                                                    (thousands)

List of Other Included Managers:

NONE

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                           Caledonia Investments plc
                          FORM 13F INFORMATION TABLE
                              September 30, 2011

                          TITLE                           SHRS
                            OF                  VALUE    OR PRN           PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP    (X$1,000)   AMT     SH/PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------            ------- ----------- --------- --------- ------  ---- ----------  -------- --------- ------ ----
Bristow Group, Inc.       Common  110394 10 3 $101,531  2,392,901  SH            SOLE               2,392,901
ConocoPhillips            Common  20825C 10 0 $  2,216     35,000  SH            SOLE                  35,000
Heinz H J Co              Common  423074 10 3 $  2,423     48,000  SH            SOLE                  48,000
Intel Corp                Common  458140 10 0 $  3,200    150,000  SH            SOLE                 150,000
Kimberly Clark Corp       Common  494368 10 3 $  2,840     40,000  SH            SOLE                  40,000
Mattel Inc                Common  577081 10 2 $  2,718    105,000  SH            SOLE                 105,000
Pfizer Inc                Common  717081 10 3 $  3,059    173,000  SH            SOLE                 173,000
Philip Morris Intl Inc    Common  718172 10 9 $  1,871     30,000  SH            SOLE                  30,000
Public Service
  Enterprise Group        Common  744573 10 6 $  2,503     75,000  SH            SOLE                  75,000
Starwood PPTY TR          Common  85571B 10 5 $  2,248    131,000  SH            SOLE                 131,000